SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION - Liabilities Arising From Financing Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2016
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	$ 22,319
Changes in liabilities arising from financing activities [abstract]
Issue of long-term debt	(2,831)	$ 6,622
Settlement of hedge instruments, net		124
Non-cash changes	774	(747)
Liabilities arising from financing activities, ending balance	20,262	16,320
Long-term debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	22,458
Changes in liabilities arising from financing activities [abstract]
Issue of long-term debt	(2,831)	6,622
Settlement of hedge instruments, net		0
Non-cash changes	996	(969)
Liabilities arising from financing activities, ending balance	20,623	16,805
Cash flow hedges on US dollar debt securities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	(139)
Changes in liabilities arising from financing activities [abstract]
Issue of long-term debt	0	0
Settlement of hedge instruments, net		124
Non-cash changes	(222)	222
Liabilities arising from financing activities, ending balance	$ (361)	$ (485)